Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of Property and Equipment

	Balance at 12/31/2018	Additions	Disposals	IFRS 16 (iii)	Balance at 12/31/2019	Additions	Disposals	Transfers (i)	Business Combination (ii)	Balance at 12/31/2020

Cost
Pin Pads & POS	254,961	279,818	(21,846)	—	512,933	327,149	(66,131)	(37,176)	—	736,775
IT equipment	75,354	16,963	(661)	—	91,656	35,642	(3,487)	—	4,433	128,244
Facilities	21,125	1,617	—	—	22,742	5,680	(18)	10,635	1,485	40,524
Machinery and equipment	14,222	2,459	(10)	—	16,671	983	(47)	—	635	18,242
Furniture and fixtures	6,849	3,795	(156)	—	10,488	2,687	(110)	562	1,002	14,629
Vehicles and airplane	90	—	—	—	90	16,033	—	—	138	16,261
Construction in progress	—	1,039	(19)	—	1,020	10,280	(22)	(11,197)	—	81
Right-of-use assets - Vehicles	—	6,346	(1,673)	5,722	10,395	15,098	(5,486)	—	—	20,007
Right-of-use assets - Offices	—	69,856	(178)	35,213	104,891	37,042	(17,548)	—	2,186	126,571
	372,601	381,893	(24,543)	40,935	770,886	450,594	(92,849)	(37,176)	9,879	1,101,334
Depreciation
Pin Pads & POS	(69,744)	(79,849)	8,296	—	(141,297)	(119,310)	11,903	—	—	(248,704)
IT equipment	(21,783)	(14,345)	428	—	(35,700)	(21,362)	1,644	—	(2,383)	(57,801)
Facilities	(7,559)	(4,210)	—	—	(11,769)	(4,869)	6	—	(548)	(17,180)
Machinery and equipment	(5,844)	(3,279)	9	—	(9,114)	(4,630)	14	—	(410)	(14,140)
Furniture and fixtures	(1,354)	(838)	31	—	(2,161)	(1,408)	25	—	(338)	(3,882)
Vehicles and airplane	(44)	(13)	—	—	(57)	(1,363)	—	—	(124)	(1,544)
Right-of-use assets - Vehicles	—	(4,872)	990	—	(3,882)	(8,256)	5,232	—	—	(6,906)
Right-of-use assets - Offices	—	(18,343)	44	—	(18,299)	(24,137)	9,149	—	(656)	(33,943)
	(106,328)	(125,749)	9,798	—	(222,279)	(185,335)	27,973	—	(4,459)	(384,100)
Property and equipment, net	266,273	256,144	(14,745)	40,935	548,607	265,259	(64,876)	(37,176)	5,420	717,234

(i)	In the second quarter of 2020, the Company started recording tax credits of PIS and COFINS at the time of the POS acquisition, in accordance with Brazilian tax law. Previously, the credit was taken due to the depreciation of the asset. Accordingly, the residual tax credit on assets in operation on June 30, 2020 was reclassified to recoverable taxes in the statement of financial position, with no impact on the statement of profit or loss. New acquisitions will be added to property and equipment net of tax credits, which will be recorded in the statement of profit or loss in line with the depreciation of the asset.
(ii)	For more details about the business combination, please refer to Note 5.
(iii)	Refers to adoption of IFRS 16 on January 1, 2019. After that, the new contracts are considered as a common addition.

Summary of Depreciation and Amortization Expenses
Depreciation and amortization expense has been charged in the following line items of the consolidated statement of profit or loss:

	2020	2019	2018

Cost of services	162,202	100,070	54,203
General and administrative expenses	59,593	49,358	38,130
Selling expenses	34,499	13,968	—
Depreciation and Amortization charges	256,294	163,396	92,333
Depreciation charge	185,335	125,749	66,501
Amortization charge (Note 13)	70,959	37,647	25,832
Depreciation and Amortization charges	256,294	163,396	92,333